STATEMENT OF CHANGES IN SHAREHOLDER'S DEFICIT (FY) - USD ($)	Common Stock [Member] Class A Ordinary Shares [Member]	Common Stock [Member] Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Aug. 19, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Aug. 19, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 431	24,569	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		4,312,500
Net loss		$ 0	0	(5,000)	(5,000)
Ending balance at Sep. 30, 2020		$ 431	24,569	(5,000)	20,000
Ending balance (in shares) at Sep. 30, 2020		4,312,500
Beginning balance at Aug. 19, 2020	$ 0	$ 0	0	0	0
Beginning balance (in shares) at Aug. 19, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor		$ 431	24,569	0	25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		4,312,500
Accretion for Class A ordinary shares to redemption amount			(24,569)	(25,002,422)	(25,026,991)
Net loss			0	(7,798,760)	(7,798,760)
Ending balance at Dec. 31, 2020	$ 0	$ 431	0	(32,801,182)	(32,800,751)
Ending balance (in shares) at Dec. 31, 2020	0	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0	0	10,586,342	10,586,342
Ending balance at Mar. 31, 2021		$ 431	0	(22,214,840)	(22,214,409)
Ending balance (in shares) at Mar. 31, 2021		4,312,500
Beginning balance at Dec. 31, 2020	$ 0	$ 431	0	(32,801,182)	(32,800,751)
Beginning balance (in shares) at Dec. 31, 2020	0	4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					9,588,951
Ending balance at Sep. 30, 2021		$ 431	0	(23,212,231)	(23,211,800)
Ending balance (in shares) at Sep. 30, 2021		4,312,500
Beginning balance at Mar. 31, 2021		$ 431	0	(22,214,840)	(22,214,409)
Beginning balance (in shares) at Mar. 31, 2021		4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0	0	(2,655,288)	(2,655,288)
Ending balance at Jun. 30, 2021		$ 431	0	(24,870,128)	(24,869,697)
Ending balance (in shares) at Jun. 30, 2021		4,312,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ 0	0	1,657,897	1,657,897
Ending balance at Sep. 30, 2021		$ 431	$ 0	$ (23,212,231)	$ (23,211,800)
Ending balance (in shares) at Sep. 30, 2021		4,312,500